WARRANTS	12 Months Ended
Mar. 31, 2022
WARRANTS
WARRANTS

15. WARRANTS

The following is a schedule of the warrants outstanding as at March 31, 2022:

	FTP
	Compensation	Compensation		Total	Total
	Warrants	Warrants	Warrants	Warrants	Amount
	#	#	#	#	$
Balance, April 1, 2021	343,269	1,034,868	2,071,090	3,449,227	6,370,660
Exercised	(168,885)	—	—	(168,885)	(173,754)
Balance, March 31, 2022	174,384	1,034,868	2,071,090	3,280,342	6,196,906

The weighted average life for warrants outstanding as at March 31, 2022 was 0.48 years (March 31, 2021 – 1.4 years). The weighted average market fair value of shares purchased through warrant exercises during the fiscal year ended March 31, 2022 was $2.00

FTP Compensation Warrants

The Company issued 299,753 FTP Compensation Warrants to the underwriter in connection with the completion of the FTP Private Placements which closed on August 14, 2020. In connection with the January BD Offering, the short form prospectus qualified the distribution of 49,016 additional FTP Compensation Warrants, for services rendered by the agents in connection with the FTP Private Placements. The warrants have an expiry date of August 14, 2022. Each warrant entitles the holder to purchase one Class A share at $2.00 until the expiry date. The fair value was estimated using the Black-Scholes option pricing model with the following assumptions: (i) expected dividend yield of 0%, (ii) expected weighted average volatility of 80%, (iii) weighted average risk-free rate of 0.29%, (vi) share price of $2, (v) forfeiture rate of 0%, and (vi) weighted average expected life of 1.9 years. As at March 2022, 174,385 FTP Compensation warrants were exercised.

Compensation Warrants

The Company issued 169,565 Compensation Warrants to the underwriter in connection with the January BD Offering which was completed on January 5, 2021.  The warrants have an expiry date of January 5, 2023. Each Compensation Warrant entitles the holder to purchase one Common Share at $4.50 until expiry. The fair value was estimated using the Black-Scholes option pricing model with the following assumptions: (i) expected dividend yield of 0%, (ii) expected volatility of 110%, (iii) risk-free rate of 0.19%, (vi) share price of $3.56, (v) forfeiture rate of 0%, and (vi) expected life of 2 years.

The Company issued 763,303 Compensation Warrants to the underwriter in connection with the March BD Offering which was completed on March 17, 2021. An additional 102,000 Compensation Warrants were issued to a consultant in connection with the March BD Offering. The warrants have an expiry date of March 17, 2023. Each Compensation Warrant entitles the holder to purchase one Common Share at $6.50 until expiry. The fair value was estimated using the Black-Scholes option pricing model with the following assumptions: (i) expected dividend yield of 0%, (ii) expected volatility of 110%, (iii) risk-free rate of 0.27%, (vi) share price of $6.16, (v) forfeiture rate of 0%, and (vi) expected life of 2 years.

Warrants

The Company issued 2,224,100 Warrants in connection with the completion of the January BD Offering which closed on January 5, 2021. The warrants are listed and posted for trading on the TSX and have an expiry date of July 5, 2022. Each warrant entitles the holder to purchase one Common Share, at an exercise price of $5.60 until expiry. The fair value was estimated using the Black-Scholes option pricing model with the following assumptions: (i) expected dividend yield of 0%, (ii) expected volatility of 110%, (iii) risk-free rate of 0.18%, (vi) share price of $3.56, (v) forfeiture rate of 0%, and (vi) expected life of 1.5 years. As at March 2022, 153,010 warrants were exercised.